CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Revenue	¥ 111,714,000	$ 15,305,000	¥ 174,045,000	¥ 104,929,000
Total net revenues	111,714,000	15,305,000	174,045,000	104,929,000
Total cost	(113,318,000)	(15,524,000)	(213,179,000)	(152,307,000)
Gross loss	(1,604,000)	(219,000)	(39,134,000)	(47,378,000)
Operating income (expenses):
Product development	(856,000)	(117,000)	(1,970,000)	(2,433,000)
Sales and marketing	(246,000)	(34,000)	(1,729,000)	(3,496,000)
General and administrative	(157,832,000)	(21,623,000)	(196,790,000)	(359,935,000)
Impairment on advance and other assets	(794,000)	(109,000)		(23,657,000)
Impairment on cryptocurrency				(58,624,000)
Impairment on equipment	(6,500,000)	(900,000)	(161,002,000)	(176,874,000)
Realized gain on exchange cryptocurrencies	60,783,000	8,327,000	42,836,000	10,865,000
Fair value change on cryptocurrencies	48,290,000	6,616,000	40,036,000
Total operating expenses	(57,160,000)	(7,831,000)	(278,619,000)	(614,154,000)
Loss from operations	(58,764,000)	(8,050,000)	(317,753,000)	(661,532,000)
Loss on disposal of subsidiaries	(11,606,000)	(1,590,000)	(282,000)	(3,749,000)
Impairment on equity investments	0		0	(17,252,000)
Changes in fair value on other investments	(7,160,000)	(981,000)	3,490,000	(29,958,000)
Interest expense	(34,224,000)	(4,689,000)	(31,379,000)	(23,337,000)
Gain on fair value of derivative	45,037,000	6,170,000	23,171,000	37,250,000
Gain (loss) on disposal of equity investee and available-for-sale investments	(7,704)	(1,055)	1,666,000	712,000
Foreign currency exchange loss	(713,000)	(98,000)	(6,816,000)	(6,293,000)
Gain on extinguished liabilities of WoW			175,302,000
Other income (expenses), net	(5,082,000)	(696,000)	8,324,000	10,753,000
Loss from continuing operations before income tax expense and share of loss in equity method investments	(72,520,000)	(9,935,000)	(144,277,000)	(693,406,000)
Income tax expense	0	0	0	0
Share of loss in equity method investments	(1,100,000)	(200,000)	0	0
Loss from continuing operations	(73,642,000)	(10,089,000)	(144,277,000)	(693,406,000)
Discontinued operations:
Loss from discontinued operations, net of tax			(1,956,000)	(286,086,000)
Gain on disposal of discontinued operations, net of tax			158,809,000
Gain (loss) from discontinued operations, net			156,853,000	(286,086,000)
Net income (loss)	(73,642,000)	(10,089,000)	12,576,000	(979,492,000)
Net loss attributable to noncontrolling interest	(218,000)	(30,000)	(7,427,000)	(4,633,000)
Net income (loss) attributable to The9 Limited	(73,424,000)	(10,059,000)	20,003,000	(974,859,000)
Net income(loss) attributable to shareholders of ordinary shares	(73,424,000)	(10,059,000)	20,003,000	(974,859,000)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	(148,000)	(20,000)	785,000	166,000
Total comprehensive income (loss)	(73,790,000)	(10,109,000)	13,361,000	(979,326,000)
Comprehensive income (loss) attributable to:
Noncontrolling interest	(218,000)	(30,000)	(7,427,000)	(4,633,000)
The9 Limited	¥ (73,572,000)	$ (10,079,000)	¥ 20,788,000	¥ (974,693,000)
Net income (loss) per share attributable to shareholders of ordinary shares:
Continuing operations - Basic | (per share)	¥ (0.05)	$ (0.01)	¥ (0.14)	¥ (0.96)
Continuing operations - Diluted | (per share)	(0.05)	(0.01)	(0.14)	(0.96)
Discontinued operations - Basic | ¥ / shares			0.16	(0.4)
Discontinued operations - Diluted | ¥ / shares			0.16	(0.4)
Total - Basic | (per share)	(0.05)	(0.01)	0.02	(1.36)
Total - Diluted | (per share)	¥ (0.05)	$ (0.01)	¥ 0.02	¥ (1.36)
Weighted average number of shares outstanding:
Weighted average number of shares outstanding, Basic | shares	1,403,166	1,403,166	1,010,895	720,237
Weighted average number of shares outstanding, Diluted | shares	1,403,166	1,403,166	1,010,895	720,237
Cryptocurrency mining revenue
Revenues:
Revenue	¥ 110,739,000	$ 15,171,000	¥ 168,324,000	¥ 97,857,000
Total cost	(106,464,000)	(14,585,000)	(191,928,000)	(139,192,000)
Online game services and other revenues
Revenues:
Revenue	975,000	134,000	5,721,000	7,072,000
Total cost	¥ (6,854,000)	$ (939,000)	¥ (21,251,000)	¥ (13,115,000)